Goodwill and Intangible Assets (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite Lived Intangible Assets
Amortization expense for acquired intangible assets	$ 233	$ 235	$ 176
Expected amortization expense for acquired intangible assets recorded as of balance sheet date
2013	239
2014	214
2015	200
2016	186
2017	171
After 2017	$ 788